Related party transactions table (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Related Party Transaction [Line Items]
Beginning of period	$ 113,154	$ 105,548
Related Party Transaction, Amounts of Transaction	41,066	51,934
Related Party Transactions Payments	(52,021)	(37,453)
Related Party Transaction Other Changes	(5,645)	(6,875)
End of period	96,554	113,154
Management Member
Related Party Transaction [Line Items]
Beginning of period	4,947	5,460
Related Party Transaction, Amounts of Transaction	239	311
Related Party Transactions Payments	(301)	(786)
Related Party Transaction Other Changes	24,828	(38)
End of period	29,713	4,947
Director Member
Related Party Transaction [Line Items]
Beginning of period	108,207	100,088
Related Party Transaction, Amounts of Transaction	40,827	51,623
Related Party Transactions Payments	(51,720)	(36,667)
Related Party Transaction Other Changes	(30,473)	(6,837)
End of period	$ 66,841	$ 108,207